Other assets	6 Months Ended
Jun. 30, 2025
Miscellaneous assets [abstract]
Other assets
Other assets include the following:

	Year ended December 31
in € thousand	June 30, 2025	December 31, 2024
R&D tax credit receivables	28,827	31,208
Advance payments	319	399
Tax receivables	3,182	3,686
Prepaid expenses	7,997	8,878
Contract costs	3,710	3,710
Consumables and supplies on stock	782	767
Miscellaneous current assets	57	11
OTHER NON-FINANCIAL ASSETS	44,874	48,659
Deposits	196	198
Miscellaneous financial assets	1,114	1,058
OTHER FINANCIAL ASSETS	1,310	1,256
OTHER ASSETS	46,184	49,915
Less non-current portion	8,627	8,041
CURRENT PORTION	37,557	41,874
Due to the short term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.
The line item “R&D tax credit receivables” is mainly related to the received research and development tax credit primarily in Austria, Scotland and France. The decrease is due to a €5.1 million payment received in March 2025.
The reduction in “tax receivables” is due to the receipt of VAT claims.